Land Use Rights, Net	12 Months Ended
May 31, 2022
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Land use rights	16,121	4,083
Less: accumulated amortization	(2,104)	(474)
Exchange differences	(28)	18

Land use rights, net	13,989	3,627

Amortization expenses for land use rights for the years ended May 31, 2020, 2021 and 2022 were US$162, US$262 and US$205, respectively. The Group expects to recognize US$91 in amortization expense for each of the next five years and US$3,172 thereafter.